Prospectus Supplement dated March 7, 2022
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CH (5/21) / May 1, 2021	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CH (5/21) / May 1, 2021	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity - Band 3	S-6407 K (5/09)/ 5/1/2009
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CH (5/21) / May 1, 2021	140464 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CH (5/21) / May 1, 2021	S-6517 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage Variable Annuity / RiverSource® RAVA 5 Select Variable Annuity / RiverSource® RAVA 5 Access Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to June 22, 2020)	S-6594 CH (5/21) / May 1, 2021	S-6595 CH (5/21) / May 1, 2021
RiverSource RAVA 5 Choice® Variable Annuity	S-6710 CH (5/21) / May 1, 2021	S-6715 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CH (5/21) / May 1, 2021	S-6725 CH (5/21) / May 1, 2021
RiverSource ® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after June 22, 2020)	S-6735 CH (5/21) / May 1, 2021	S-6740 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract I	S-6611 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor 4 Advantage Variable Annuity / RiverSource® Retirement Advisor 4 Select Variable Annuity / RiverSource® Retirement Advisor 4 Access Variable Annuity	S-6503 CH (5/21) / May 1, 2021	S-6504 CH (5/21) / May 1, 2021
RiverSource ® Retirement Group Annuity Contract II	S-6612 CH (5/21) / May 1, 2021
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource® Retirement Advisor Select Plus Variable Annuity	S-6273 CH (5/21) / May 1, 2021	S-6362 CH (5/21) / May 1, 2021
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life Insurance 5 – Estate Series	S-6542 CH (5/21) / May 1, 2021	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Life Insurance	S-6700 CH (5/21) / May 1, 2021	S-6705 CH (5/21) / May 1, 2021
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference. Except as modified in the supplement, all other terms and information contained in the prospectus remain in effect and unchanged.

The Board of Trustees of Columbia Funds Variable Series Trust II has approved a Plan of Liquidation (the “Plan”) of the CTIVP® - Allspring Short Duration Government Fund (the “Fund”) (including the Fund shares held by the variable account) pursuant to which the Fund will be liquidated. Completion of a transaction (the “Transaction”) involving the liquidation of the Fund and the substitution of shares of Columbia Variable Portfolio – Government Money Market Fund, a series of Columbia Funds Variable Series Trust II (the “Government MMF”) for shares of the Fund that are held by RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (the RiverSource Insurance Companies) on behalf of variable annuity and variable life insurance contract owners (that is, the reinvestment of liquidation proceeds into the Government MMF) is subject to a number of conditions, including shareholder approval of the Transaction. If shareholder approval is obtained, it is anticipated that the Fund will be liquidated on or about April 22, 2022 (the “Liquidation Date”) at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may redeem their investments in the Fund at any time prior to the Liquidation Date.
If you have Contract value allocated to the Fund, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.
As of the close of business on the business day preceding the Liquidation Date, the Fund will not accept any orders for the purchase of shares of the Fund. Orders for the purchase of shares of the Fund may, in the Fund’s discretion, be rejected prior to the Liquidation Date, including for operational reasons relating to the anticipated liquidation of the Fund.
For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6700 - 6 A (03/22)
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